Summary of Significant Accounting Policies Basis of Presentation (Details Narrative)	Dec. 31, 2016	Mar. 31, 2016
Corporate Joint Venture [Member] | OneMain Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.00%	47.00%